Employee Benefit Plans (Schedule of Actuarial Assumptions Used) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Pension Plan [Member]
Assumptions used to determine benefit obligations:
Discount rate	4.82%	4.06%	5.04%
Expected rate of compensation increase	4.00%	4.00%	4.00%
Assumptions used to determine benefit costs:
Discount rate	4.06%	5.04%	5.25%
Expected long-term rate of return on plan assets	7.25%	7.25%	7.25%
Expected rate of compensation increase	4.00%	4.00%	4.00%
Postretirement Plan [Member]
Assumptions used to determine benefit obligations:
Discount rate	4.73%	3.95%	4.96%
Assumptions used to determine benefit costs:
Discount rate	3.95%	4.96%	5.00%
Expected long-term rate of return on plan assets	5.11%	5.11%	5.09%